Fees Summary	Sep. 08, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	58.98
Total Transaction Valuation	427,115.81
Total Offset Amount	0
Net Fee	$ 58.98
Offering Table N/A
Offset Table N/A	N/A